Going Concern	12 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
GOING CONCERN
2.	GOING CONCERN

The Group’s accounts have been prepared assuming that the Group will continue as a going concern basis. The going concern basis assumes that assets are realized, and liabilities are extinguished in the ordinary course of business at amount disclosed. The Group generated net income from operations of $640,485 for the year ended June 30, 2024. However, the Group had net cash outflow from operating activities amounting to $1,513,072 for the year ended June 30, 2024 and a working capital deficit of $5,118,408 and the accumulated deficit of $4,898,117 as of June 30, 2024, which raised substantial doubt about its ability to continue as a going concern.

On July 29, 2024, the Group entered into an equity transfer agreement with a third party to dispose 100% equity of its wholly-owned subsidiary, DSY Dongguan, together with its branches, with a total consideration of RMB38,000,000 (approximately $5,228,974). As of the date of issuance of the consolidated financial statements, the Group has received RMB10,000,000 (approximately $1,376,046) of the consideration. On August 12, 2024, the Group received a 3-year long-term loan from its controlling shareholder for a total of RMB9,500,000 (approximately $1,307,244) with an annual interest rate of 6.5%. As a result, the Group believes that its current cash and anticipated cash flows from operating and financing will be sufficient to meet its anticipated working capital requirements and commitments for at least the next 12 months after the issuance of the accompanying audited consolidated financial statements, which will mitigate the conditions or events that raise substantial doubt about the Group’s ability to continue as a going concern. The Group has prepared the consolidated financial statements on a going concern basis. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity.